                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Joho Capital, L.L.C.
Address:      55 East 59th Street
              New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim McManus
Title:   Chief Financial Officer
Phone:   (212) 326-9560

Signature, Place, and Date of Signing:


/s/ Tim McManus         New York, New York     February 14, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     $328,706,568.75

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None

         [Repeat as necessary.]




















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

                                                      JOHO CAPITAL, L.L.C.
                                                        DECEMBER 31, 1999
                                                            FORM 13F

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   OTHER         (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     MANAGERS      SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

AFLAC INC          Common Stock  001055102 25,589,781.25   542,300 Sole                           None       Sole
ASM LITHOGRAPHY
  HOLDING NV       Common Stock  N07059111 31,167,500.00   274,000 Sole                           None       Sole
COSTCO WHOLESALE
 CORP              Common Stock  22160K105 13,140,000.00   144,000 Sole                           None       Sole
EBAY INC           Common Stock  278642103 10,390,562.50    83,000 Sole                           None       Sole
EXODUS
 COMMUNICATIONS
  INC              Common Stock  302088109 32,150,125.00   362,000 Sole                           None       Sole
FAR EASTERN
  TEXTILE LTD-GDR  Common Stock  307331306 29,318,100.00 1,214,000 Sole                           None       Sole
GEMSTAR INTL GROUP
  LTD              Common Stock  G3788V106 10,117,500.00   142,000 Sole                           None       Sole
INTERNET
 INITIATIVE
  JAP-ADR          Common Stock  46059T109 42,198,812.50   434,200 Sole                           None       Sole
LEXMARK INTL
  GROUP INC-CL A   Common Stock  529771107 32,399,000.00   358,000 Sole                           None       Sole
MICRON TECHNOLOGY
  INC              Common Stock  595112103 36,953,125.00   473,000 Sole                           None       Sole
NOKIA CORP-SPON
  ADR              Common Stock  654902204 15,667,125.00    82,000 Sole                           None       Sole
PROVIDIAN
  FINANCIAL CORP   Common Stock  74406A102 14,843,187.50   163,000 Sole                           None       Sole
SK TELECOM CO
  LTD-ADR          Common Stock  78440P108 15,810,500.00   412,000 Sole                           None       Sole
SANDISK CORP       Common Stock  80004C101 18,961,250.00   197,000 Sole                           None       Sole

                   TOTAL                  328,706,588.75






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